UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31,2002

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry65
Form 13F Information Table Value$93,659




Value


Name of Issuer
Class
Cusip
X 1000
Discretion
SOLE
Ace Ltd Ord
COM

3654
124542SOLE
124542
Alcon Inc.
COM
H01301102
3513
89037SOLE
89037
American Express
COM
025816109
505
14277SOLE
14277
American Intl Group Inc.
COM
026874107
689
11907SOLE
11907
Amgen
COM
031162100
2731
56503SOLE
56503
Applied Materials
COM
038222105
1955
150000SOLE
150000
Bankamerica Corp. New
COM
060505104
427
6141SOLE
6141
Baxter Int'l
COM
071813109
283
10100SOLE
10100
Best Buy
COM
086516101
643
26635SOLE
26635
Capital One Financial
COM
14040H105
742
24950SOLE
24950
Carnival Cruise Class A
COM
143658102
606
24300SOLE
24300
Charles Schwab New
COM
808513105
263
24227SOLE
24227
ChevronTexaco Corp
COM
166764100
466
7008.96SOLE
7008.96
Citigroup
COM
172967101
3811
108285SOLE
108285.12
Clear Channel Commun Com
COM
184502102
1233
33054SOLE
33054
Concord Computing
COM
206197105
733
46600SOLE
46600
Dial Corp.
COM
25247D101
1849
90774SOLE
90774
DPS Biotech Holders Trust
COM
09067D201
1700
20100SOLE
20100
EBAY Inc
COM
278642103
809
11925SOLE
11925
Echostar Comm Corp Cl A
COM
278762109
257
11550SOLE
11550
Exxon Mobil Corporation
COM
30231G102
380
10864SOLE
10864
First Health Group Corp
COM
320960107
701
28800SOLE
28800
Fiserv Inc. Wisconsin
COM
337738108
2181
64247SOLE
64247
Fox Entmt Group Inc Cl A
COM
35138T107
1993
76850SOLE
76850
General Electric
COM
369604103
4420
181504SOLE
181503.87
Goldman Sachs Group Inc.
COM
38141G104
456
6700SOLE
6700
Grainger W W Inc.
COM
384802104
845
16400SOLE
16400
Grey Global Group Inc.
COM
39787m108
840
1375SOLE
1375
Harman Int'l Industries Inc.
COM
413086109
1098
18450SOLE
18450
Harrah's Entertainment
COM
413619107
1491
37650SOLE
37650
Hilton Hotel
COM
432848109
2126
167274SOLE
167274
Honeywell International Inc.
COM
438516106
997
41552SOLE
41552
IBM
COM
459200101
604
7790SOLE
7790
Intel Corp
COM
458140100
3983
255835SOLE
255834.64
Jacobs Engineering Group Inc.
COM
469814107
2931
82340SOLE
82340
Johnson & Johnson
COM
478160104
1207
22473SOLE
22473
L3 Communications Hldg
COM
502424104
835
18600SOLE
18600
Liberty Media Corp-A
COM
530718105
1455
162756SOLE
162756
Lowes Companies
COM
548661107
2233
59550SOLE
59550
Marsh & Mclennan Companies
COM
571748102
341
7388SOLE
7388
MBNA Corporation
COM
55262L100
868
45635SOLE
45634.5
Mcgraw Hill Co.
COM
580645109
702
11608SOLE
11608.33
Michaels Stores Inc.
COM
594087108
1660
53050SOLE
53050
Microsoft
COM
594918104
3521
68100SOLE
68100
Mohawk Industries
COM
608190104
1301
22850SOLE
22850
Office Depot
COM
676220106
441
29850SOLE
29850
Pfizer Inc.
COM
717081103
2166
70845SOLE
70844.89
Quest Diagnostics Inc.
COM
74834l100
1555
27320SOLE
27320
Raytheon Co.
COM
755111507
389
12650SOLE
12650
Royal Dutch
COM
780257804
674
15311SOLE
15311
Schlumberger Ltd
COM
806857108
774
18400SOLE
18400
Service Master Co
COM
817615107
773
69600SOLE
69600
Staples Inc.
COM
855030102
2905
158729SOLE
158729
Total Fina SA Spon ADR
COM
89151E109
268
3750SOLE
3750
Travelers Property Casualty - A
COM
89420G109
475
32436SOLE
32436
United Technologies
COM
913017109
4586
74040SOLE
74039.63
Univision Comm. Cl A
COM
914906102
2958
120725SOLE
120725
Utd Surg. Ptnrs Intl
COM
913016309
501
32050SOLE
32050
Waste Management
COM
94106L109
367
16000SOLE
16000
Weight Watchers Int'l
COM
948626106
1317
28650SOLE
28650
Wendy's
COM
950590109
680
25135SOLE
25135
Williams Sonoma Inc Com
COM
969904101
3346
123250SOLE
123250
WYETH
COM
983024100
2200
58834SOLE
58834
Xilinx Inc.
COM
983919101
564
27400SOLE
27400
Zimmer Holdings Inc.
COM
989565P102
682
16421SOLE
16421



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